                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

           VAN KAMPEN GROWTH & INCOME FUND

           PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2005 (UNAUDITED)



                                                                              NUMBER OF
           DESCRIPTION                                                          SHARES           VALUE
           COMMON AND PREFERRED STOCKS    92.9%
           AEROSPACE & DEFENSE    1.9%
           Northrop Grumman Corp.                                             1,385,000    $       73,266,500
           Raytheon Co.                                                       1,813,200            69,336,768
                                                                                          --------------------
                                                                                                  142,603,268
                                                                                          --------------------


           AUTO PARTS & EQUIPMENT    0.7%
           Magna International, Inc., Class A (Canada)                          754,350            55,784,182
                                                                                          --------------------

           AUTOMOBILE MANUFACTURERS    2.1%
           Honda Motor Co., Ltd. - ADR (Japan)                                5,765,000           154,790,250
                                                                                          --------------------

           BIOTECHNOLOGY    0.9%
           Applera Corp. - Applied Biosystems Group                             705,900            14,499,186
           Chiron Corp. (a)                                                   1,541,000            54,828,780
                                                                                          --------------------
                                                                                                   69,327,966
                                                                                          --------------------

           BROADCASTING & CABLE TV    1.6%
           Clear Channel Communications, Inc.                                 3,705,500           123,319,040
                                                                                          --------------------

           COMMUNICATIONS EQUIPMENT    0.6%
           Motorola, Inc.                                                     2,690,600            42,134,796
                                                                                          --------------------

           COMPUTER HARDWARE    1.2%
           Hewlett-Packard Co.                                                1,821,000            37,876,800
           International Business Machines Corp.                                550,100            50,928,258
                                                                                          --------------------
                                                                                                   88,805,058
                                                                                          --------------------

           DATA PROCESSING & OUTSOURCING SERVICES    0.8%
           Automatic Data Processing, Inc.                                      174,300             7,487,928
           SunGard Data Systems, Inc. (a)                                     1,911,600            49,911,876
                                                                                          --------------------
                                                                                                   57,399,804
                                                                                          --------------------

           DEPARTMENT STORES    1.2%
           Kohl's Corp. (a)                                                   1,888,300            90,392,921
                                                                                          --------------------

           DIVERSIFIED BANKS    1.4%
           Bank of America Corp.                                              2,217,900           103,465,035
                                                                                          --------------------

           DIVERSIFIED CHEMICALS    4.4%
           Bayer AG - ADR (Germany)                                           5,972,300           210,284,683




           Dow Chemical Co.                                                   1,899,250           104,743,637
           Lanxess AG (Germany)                                                 597,230            13,477,863
                                                                                          --------------------
                                                                                                  328,506,183
                                                                                          --------------------


           DIVERSIFIED COMMERCIAL SERVICES    0.9%
           Equifax, Inc.                                                      2,152,100            65,402,319
                                                                                          --------------------

           ELECTRIC UTILITIES    4.9%
           American Electric Power Co., Inc.                                  1,532,000            51,168,800
           Consolidated Edison, Inc.                                          1,145,600            48,974,400
           Edison International, Inc.                                           892,700            28,994,896
           Entergy Corp.                                                      1,279,900            88,466,688
           Exelon Corp.                                                       1,612,000            73,120,320
           FirstEnergy Corp.                                                  1,807,700            74,549,548
                                                                                          --------------------
                                                                                                  365,274,652
                                                                                          --------------------

           GENERAL MERCHANDISE STORES    0.7%
           Target Corp.                                                       1,048,700            53,294,934
                                                                                          --------------------

           GOLD    1.4%
           Newmont Mining Corp.                                               2,285,200           102,879,704
                                                                                          --------------------

           HEALTH CARE EQUIPMENT    1.2%
           Bausch & Lomb, Inc.                                                1,262,200            89,351,138
                                                                                          --------------------

           HOTELS    1.4%
           Hilton Hotels Corp.                                                  797,590            16,797,245
           Marriott International, Inc., Class A                                865,900            55,504,190
           Starwood Hotels & Resorts Worldwide, Inc.                            626,700            35,872,308
                                                                                          --------------------
                                                                                                  108,173,743
                                                                                          --------------------

           HOUSEHOLD PRODUCTS    1.1%
           Kimberly-Clark Corp.                                               1,279,300            84,408,214
                                                                                          --------------------

           HYPERMARKETS & SUPER CENTERS    0.7%
           Wal-Mart Stores, Inc.                                              1,049,000            54,138,890
                                                                                          --------------------

           INDUSTRIAL CONGLOMERATES    1.9%
           General Electric Co.                                               4,092,800           144,066,560
                                                                                          --------------------

           INDUSTRIAL MACHINERY    1.7%
           Ingersoll-Rand Co., Class A (Bermuda)                                724,500            61,039,125
           Parker Hannifin Corp.                                              1,008,700            66,372,460
                                                                                          --------------------
                                                                                                  127,411,585
                                                                                          --------------------

           INTEGRATED OIL & GAS    8.5%
           BP PLC - ADR (United Kingdom)                                      2,954,140           191,782,769
           ConocoPhillips                                                     1,178,040           130,632,856
           Exxon Mobil Corp.                                                  2,375,400           150,386,574
           Royal Dutch Petroleum Co. (Netherlands)                            2,629,800           165,914,082



                                                                                          --------------------
                                                                                                  638,716,281
                                                                                          --------------------
           INTEGRATED TELECOMMUNICATION SERVICES    2.9%
           France Telecom - ADR (France)                                      1,833,000            55,338,270
           Sprint Corp.                                                       1,676,010            39,687,917
           Verizon Communications, Inc.                                       3,302,114           118,777,041
                                                                                          --------------------
                                                                                                  213,803,228
                                                                                          --------------------

           INVESTMENT BANKING & BROKERAGE    4.9%
           Charles Schwab Corp.                                               4,065,500            42,687,750
           Goldman Sachs Group, Inc.                                            233,000            25,350,400
           Lehman Brothers Holdings, Inc.                                     1,712,900           156,182,222
           Merrill Lynch & Co., Inc.                                          2,423,400           141,962,772
                                                                                          --------------------
                                                                                                  366,183,144
                                                                                          --------------------

           IT CONSULTING & OTHER SERVICES    0.8%
           Accenture, Ltd., Class A (Bermuda) (a)                             2,444,000            62,444,200
                                                                                          --------------------

           LIFE & HEALTH INSURANCE    1.3%
           Aegon N.V. (Netherlands)                                           1,803,000            25,927,140
           Prudential Financial, Inc.                                         1,313,500            74,869,500
                                                                                          --------------------
                                                                                                  100,796,640
                                                                                          --------------------

           MANAGED HEALTH CARE    1.4%
           Cigna Corp.                                                        1,190,500           108,097,400
                                                                                          --------------------

           MOVIES & ENTERTAINMENT    4.3%
           Time Warner, Inc. (a)                                              9,447,900           162,787,317
           Viacom, Inc., Class B                                              1,074,000            37,482,600
           Walt Disney Co.                                                    4,220,700           117,926,358
                                                                                          --------------------
                                                                                                  318,196,275
                                                                                          --------------------

           MULTI-LINE INSURANCE    2.1%
           American International Group, Inc.                                   850,000            56,780,000
           Hartford Financial Services Group, Inc.                            1,350,340            97,156,963
                                                                                          --------------------
                                                                                                  153,936,963
                                                                                          --------------------

           OIL & GAS EQUIPMENT & SERVICES    2.2%
           Schlumberger, Ltd.                                                 2,186,320           164,957,844
                                                                                          --------------------

           OIL & GAS REFINING & MARKETING    1.5%
           Valero Energy Corp.                                                1,545,580           110,107,119
                                                                                          --------------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    4.8%
           Citigroup, Inc.                                                    3,459,200           165,073,024
           J.P. Morgan Chase & Co.                                            5,379,012           196,602,889
                                                                                          --------------------
                                                                                                  361,675,913
                                                                                          --------------------

           PACKAGED FOODS    3.2%
           Cadbury Schweppes PLC - ADR (United Kingdom)                       2,278,100            90,372,227



           Kraft Foods, Inc.                                                  1,565,500            52,365,975
           Unilever N.V. (Netherlands)                                        1,484,200            99,278,138
                                                                                          --------------------
                                                                                                  242,016,340
                                                                                          --------------------

           PAPER PACKAGING    0.1%
           Temple-Inland, Inc.                                                   92,550             7,422,510
                                                                                          --------------------

           PHARMACEUTICALS    10.3%
           Bristol-Myers Squibb Co.                                           8,653,700           216,602,111
           Eli Lilly & Co.                                                    1,147,700            64,271,200
           GlaxoSmithKline PLC - ADR (United Kingdom)                         1,261,000            60,805,420
           Roche Holdings, Inc. - ADR (Switzerland)                           2,532,800           133,967,137
           Sanofi Aventis - ADR (France)                                      1,696,800            68,017,925
           Schering-Plough Corp.                                              7,264,100           137,654,695
           Wyeth, Inc.                                                        2,128,400            86,881,288
                                                                                          --------------------
                                                                                                  768,199,776
                                                                                          --------------------

           PROPERTY & CASUALTY    3.0%
           Chubb Corp.                                                        1,596,300           126,283,293
           Saint Paul Travelers Cos., Inc.                                    2,574,786            98,665,800
                                                                                          --------------------
                                                                                                  224,949,093
                                                                                          --------------------

           RAILROADS    1.4%
           Norfolk Southern Corp.                                             2,984,260           107,105,091
                                                                                          --------------------

           REGIONAL BANKS    0.7%
           PNC Financial Services Group, Inc.                                   948,800            49,944,832
                                                                                          --------------------

           RESTAURANTS    0.5%
           McDonald's Corp.                                                   1,110,600            36,738,648
                                                                                          --------------------

           SEMICONDUCTORS    0.8%
           Intel Corp.                                                        2,077,400            49,816,052
           Micron Technology, Inc. (a)                                        1,027,000            11,810,500
                                                                                          --------------------
                                                                                                   61,626,552
                                                                                          --------------------

           SOFT DRINKS    1.3%
           Coca-Cola Co.                                                      2,347,100           100,455,880
                                                                                          --------------------

           SYSTEMS SOFTWARE    0.9%
           Symantec Corp. (a)                                                 3,033,000            66,756,330
                                                                                          --------------------

           THRIFTS & MORTGAGE FINANCE    1.6%
           Freddie Mac                                                        1,938,400           120,180,800
                                                                                          --------------------

           TOBACCO    1.1%
           Altria Group, Inc.                                                 1,233,400            80,972,710
                                                                                          --------------------

           WIRELESS TELECOMMUNICATION SERVICES    0.6%
           Nextel Communications, Inc., Class A (a)                           1,491,000            43,880,130



                                                                                          --------------------

           TOTAL LONG-TERM INVESTMENTS    92.9%
              (Cost $5,754,298,790)                                                             6,960,093,941
                                                                                          --------------------

           SHORT-TERM INVESTMENTS    6.3%
           REPURCHASE AGREEMENTS    4.0%
           Bank of America Securities LLC ($296,964,000 par
           collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.57%, dated 02/28/05, to be sold on
           03/01/05 at $296,985,200)                                                              296,964,000

           State Street Bank & Trust Co. ($1,700,000 par collateralized by
           U.S. Government obligations in a pooled,cash account, interest rate of 2.55%, dated 02/28/05, to be sold on 03/01/05 at
           $1,700,120)                                                                              1,700,000
                                                                                          --------------------
           TOTAL REPURCHASE AGREEMENTS                                                            298,664,000
                                                                                          --------------------

           U.S. GOVERNMENT AGENCY OBLIGATIONS    2.3%
           Federal Home Loan Bank Discount Note ($175,000,000  par,
           yielding 2.51%, 03/01/05 maturity)                                                     175,000,000
                                                                                          --------------------

           TOTAL SHORT-TERM INVESTMENTS
              (Cost $473,664,000)                                                                 473,664,000
                                                                                          --------------------

           TOTAL INVESTMENTS    99.2%
              (Cost $6,227,962,790)                                                             7,433,757,941

           OTHER ASSETS IN EXCESS OF LIABILITIES    0.8%                                           57,684,454
                                                                                          --------------------

           NET ASSETS    100.0%                                                                $7,491,442,395
                                                                                          ====================
           Percentages are calculated as a percentage of net assets.
(a)        Non-income producing security as this stock currently does not declare dividends.
ADR      - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Growth and Income Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2005